TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Gross tax liabilities, beginning balance	$ 1,395	$ 1,084	$ 755
Increases in tax positions for current year		151	177
Addition of tax position of prior years	146	68	167
Decrease in tax position resulting from settlement	(1,076)
Foreign currency adjustments		92
Foreign currency adjustments	(48)		(15)
Gross tax liabilities, ending balance	$ 417	$ 1,395	$ 1,084